Business Combinations (Details 1)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Reserve Quantities [Line Items]
Cash	$ 1,114,033		$ 217,788
Accounts receivable	739,248		172,121
Biological assets	1,188,552		250,690	$ 156,589
Inventory	3,306,312		1,124,360
Accounts payable and accrued liabilities		$ 442,422
Lease liabilities	(1,735,503)		(16,630)
Income taxes	254,631
Net identifiable assets acquired	1,434,192
Golden Harvests L L C [Member]
Reserve Quantities [Line Items]
Cash	386,128
Accounts receivable	155,067
Prepaids and other current assets	91,464
Intangible asset: grow licenses	154,000
Biological assets	477,672
Inventory	309,439
Net identifiable assets	2,885,687
Accounts payable and accrued liabilities	(542,630)
Notes payable	(227,056)
Lease liabilities	(564,309)
Income taxes	(117,500)
Net identifiable assets acquired	$ 1,434,192